Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Long-term Debt
	December 31, 2020	Current	Non-current	December 31, 2019	Current	Non-current

Nordea secured term loan	$28,142	$3,740	$24,402	$32,481	$4,340	$28,141
Piraeus Bank secured term loan	29,958	4,171	25,787	-	-	-
less unamortized deferred financing costs	(434)	(143)	(291)	(198)	(58)	(140)
Total debt, net of deferred financing costs	$57,666	$7,768	$49,898	$32,283	$4,282	$28,001

Schedule of maturities of Long-term Debt
Principal Repayment

Year 1	$7,911
Year 2	7,911
Year 3	7,911
Year 4	34,367
Total	$58,100